Organization, Business and Going Concern (Details Narrative) - USD ($)	2 Months Ended	12 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Subsidiary, Sale of Stock [Line Items]
Net loss		$ 36,837,643	$ 6,881,722
Accumulated deficit		$ 113,203,031	$ 76,365,388
Sept and Oct 2025 Equity Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of equity	$ 8,100,000